OTHER EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfOtherExpensesLineItems [Line Items]
Other expenses	$ (166.9)	$ (158.9)	$ (179.7)
Sales related expenses
DisclosureOfOtherExpensesLineItems [Line Items]
Other expenses	(36.3)	(32.9)	(33.1)
Franchise fees and commercial services
DisclosureOfOtherExpensesLineItems [Line Items]
Other expenses	(29.4)	(29.0)	(63.2)
Professional advisors
DisclosureOfOtherExpensesLineItems [Line Items]
Other expenses	(20.1)	(20.4)	(13.5)
Repairs, maintenance and utilities
DisclosureOfOtherExpensesLineItems [Line Items]
Other expenses	(18.0)	(17.0)	(17.1)
Office and administration expenses
DisclosureOfOtherExpensesLineItems [Line Items]
Other expenses	(13.2)	(14.4)	(16.2)
Taxes, other than income taxes
DisclosureOfOtherExpensesLineItems [Line Items]
Other expenses	(11.7)	(7.9)	(7.1)
Travel, entertainment and representation
DisclosureOfOtherExpensesLineItems [Line Items]
Other expenses	(11.3)	(11.8)	(11.7)
Other operational expenses
DisclosureOfOtherExpensesLineItems [Line Items]
Other expenses	(8.7)	(10.9)	(3.7)
IT expenses
DisclosureOfOtherExpensesLineItems [Line Items]
Other expenses	(7.0)	(6.2)	(6.3)
Insurances
DisclosureOfOtherExpensesLineItems [Line Items]
Other expenses	(4.7)	(4.0)	(2.2)
Advertising expenses
DisclosureOfOtherExpensesLineItems [Line Items]
Other expenses	(2.3)	(1.7)	(0.5)
Public relations expenses
DisclosureOfOtherExpensesLineItems [Line Items]
Other expenses	(1.8)	(1.8)	(3.2)
Transaction costs
DisclosureOfOtherExpensesLineItems [Line Items]
Other expenses	(1.7)	0.0	0.0
Bank expenses
DisclosureOfOtherExpensesLineItems [Line Items]
Other expenses	(0.7)	(0.9)	(1.5)
Commission expenses
DisclosureOfOtherExpensesLineItems [Line Items]
Other expenses	$ 0.0	$ 0.0	$ (0.4)